Revisions to Prior Period Financial Statements Revisions to Prior Period Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance sheet data
Accounts receivable	$ 28,811				$ 33,255				$ 28,811	$ 33,255
Other current assets	9,300				9,714				9,300	9,714
Total current assets	49,652				81,856				49,652	81,856
Property and equipment	68,381				80,488				68,381	80,488
Total assets	226,411				276,588				226,411	276,588
Deferred revenues	10,567				11,055				10,567	11,055
Accrued expenses and other current liabilities	20,361				29,631				20,361	29,631
Total current liabilities	45,999				376,515				45,999	376,515
Deferred rent payable	4,822				4,527				4,822	4,527
Total liabilities	209,718				390,765				209,718	390,765
Accumulated deficit	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total liabilities and equity	226,411				276,588				226,411	276,588
Statement of operations data
Revenues	(82,847)	(82,657)	(86,874)	(88,529)	(90,713)	(93,495)	(95,379)	(98,402)	(340,907)	(377,989)	(407,740)
Cost of revenues									164,232	178,292	193,842
Selling, general and administrative									130,777	132,997	149,245
Depreciation and amortization									36,382	39,508	43,938
Total operating expenses									331,391	350,797	387,025
Income from operations	4,105	(1,466)	1,923	4,954	5,551	5,780	7,639	8,221	9,516	27,192	20,715
Loss before provision for income taxes									(34,049)	(10,857)	(17,591)
Net loss	(9,526)	(12,703)	(8,071)	(4,973)	(4,052)	(4,208)	(2,096)	(1,848)	(35,273)	(12,204)	(18,879)
Statement of cash flows data
Cash provided by operating activities									12,760	27,907	30,369
Cash used in investing activities									(6,631)	(29,800)	(20,886)
Stockholders’ equity data
Accumulated deficit	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total stockholders’ equity (deficit)	16,693				(114,177)				16,693	(114,177)		(83,153)
As Previously Reported [Member]
Balance sheet data
Accounts receivable					33,132					33,132
Other current assets					9,877					9,877
Total current assets					81,896					81,896
Property and equipment					80,593					80,593
Total assets					276,733					276,733
Deferred revenues					8,045					8,045
Accrued expenses and other current liabilities					29,055					29,055
Total current liabilities					372,929					372,929
Deferred rent payable					3,775					3,775
Total liabilities					386,427					386,427
Accumulated deficit					(250,443)					(250,443)		(219,836)
Total liabilities and equity					276,733					276,733
Statement of operations data
Revenues		(82,587)	(86,899)	(88,548)	(90,754)	(93,444)	(95,537)	(98,419)		(378,154)	(407,704)
Cost of revenues										178,500	193,860
Selling, general and administrative										132,460	148,917
Depreciation and amortization										39,653	44,085
Total operating expenses										350,613	386,862
Income from operations		(1,639)	1,557	4,582	5,511	6,290	7,709	8,031		27,541	20,842
Loss before provision for income taxes										(10,508)	(17,464)
Net loss		(12,876)	(8,437)	(5,345)	(4,093)	(3,699)	(2,026)	(2,038)		(11,855)	(18,752)
Statement of cash flows data
Cash provided by operating activities										27,751
Cash used in investing activities										(29,644)
Stockholders’ equity data
Accumulated deficit					(250,443)					(250,443)		(219,836)
Total stockholders’ equity (deficit)												(79,146)
Correction [Member]
Balance sheet data
Accounts receivable					123					123
Other current assets					(163)					(163)
Total current assets					(40)					(40)
Property and equipment					(105)					(105)
Total assets					(145)					(145)
Deferred revenues					3,010					3,010
Accrued expenses and other current liabilities					576					576
Total current liabilities					3,586					3,586
Deferred rent payable					752					752
Total liabilities					4,338					4,338
Accumulated deficit					(4,483)					(4,483)		(4,007)
Total liabilities and equity					(145)					(145)
Statement of operations data
Revenues										165	(36)
Cost of revenues										(208)	(18)
Selling, general and administrative										537	328
Depreciation and amortization										(145)	(147)
Total operating expenses										184	163
Income from operations										(349)	(127)
Loss before provision for income taxes										(349)	(127)
Net loss										(349)	(127)
Statement of cash flows data
Cash provided by operating activities										156
Cash used in investing activities										(156)
Stockholders’ equity data
Accumulated deficit					(4,483)					(4,483)		(4,007)
Total stockholders’ equity (deficit)												$ (4,007)